Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 61,288	$ 82,835
Restricted cash	8,340	24,962
Accounts receivable, net	11,502	8,441
Prepaid expenses and other current assets	5,514	4,563
Total current assets	86,644	120,801
Vessels, net	1,539,850	1,353,131
Deposits for vessels acquisitions	80,258	100,112
Deferred finance costs, net	24,894	23,246
Goodwill	1,579	1,579
Intangible assets-other than goodwill	37,515	40,171
Other long-term assets	1,304	5,533
Deferred dry dock and special survey costs, net	3,053	4,678
Investment in affiliates	4,893	4,750
Loan receivable from affiliate	6,102	2,660
Total non-current assets	1,699,448	1,535,860
Total assets	1,786,092	1,656,661
Current liabilities
Accounts payable	2,205	1,577
Dividend payable	7,967	7,220
Accrued expenses	11,394	11,985
Due to related parties, short-term	7,100	2,848
Deferred revenue	6,741	7,056
Current portion of long-term debt	38,781	34,714
Total current liabilities	74,188	65,400
Long-term debt, net of current portion and premium	1,213,394	1,119,734
Due to related parties, long-term	7,169	5,144
Unfavorable lease terms	3,219	3,561
Total non-current liabilities	1,223,782	1,128,439
Total liabilities	1,297,970	1,193,839
Commitments and contingencies	0	0
Series D Convertible Preferred stock 1,200 shares issued and outstanding with $12,000 redemption amount as of each of June 30, 2014 and December 31, 2013	12,000	12,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of each of June 30, 2014 and December 31, 2013	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 151,664,942 and 136,714,942 issued and outstanding as of each of June 30, 2014 and December 31, 2013, respectively	15	13
Additional paid-in capital	571,123	530,203
Accumulated deficit	(95,016)	(79,394)
Total stockholders' equity	476,122	450,822
Total liabilities and stockholders' equity	$ 1,786,092	$ 1,656,661